Schedule of Future Non-cancelable Minimum Lease Payments Under Operating Lease Liability (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Leases
Remainder of fiscal year	$ 23,156
Year one	94,247	$ 91,502
Year one	97,074	94,247
Year one	99,986	97,074
Year one	68,235	99,986
Year one		68,235
Total future minimum lease payments	382,698	451,044
Less: imputed interest	(68,441)	(94,438)
Present value of payments	$ 314,257	$ 356,606